EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 21,000	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	5,000	0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	69,000	147,000	237,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 5 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 11 months 8 days	4 years 11 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 4 months 17 days	3 years 3 months 11 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	0	0	96,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	38,000	75,000	148,000
Omnibus Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	37,500	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Incentive Stock Option Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,750	6,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Deferred Profit Sharing [Member]
Employee Stock Ownership Plan (ESOP), Plan Description	100% of the first 6% of an employee’s compensation contributed to the plan.
Allocated Share-based Compensation Expense	251,000	311,000	319,000
Deferral Plan [Member]
Allocated Share-based Compensation Expense	220,000	207,000	245,000
Chief Executive Officer [Member] | Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Provisions	20,000	57,000	21,000
Defined Benefit Pension Plan, Liabilities	394,000	409,000
Chief Executive Officer [Member] | Nonqualified Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Provisions	18,000	71,000	26,000
Defined Benefit Pension Plan, Liabilities	$ 359,000	$ 429,000